SMITH BARNEY AGGRESSIVE GROWTH FUND INC.
SMITH BARNEY APPRECIATION FUND INC.
SMITH BARNEY EQUITY FUNDS
SMITH BARNEY FUNDAMENTAL VALUE FUND INC.
SMITH BARNEY FUNDS, INC.
SMITH BARNEY INCOME FUNDS
SMITH BARNEY INVESTMENT FUNDS INC.
SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
SMITH BARNEY MONEY FUNDS, INC.
SMITH BARNEY WORLD FUNDS, INC.

Supplement dated February 5, 1996 to Prospectuses*

The following supplements, and should be read in conjunction with, the disclosure found in the prospectuses of each of the above mutual funds (each, a "Fund"):

The first paragraph under the caption "Purchase of Shares" is amended and restated to read as follows:

	The Fund [Portfolio] currently offers a number of Classes of shares.  Class A shares are sold to investors with an initial sales charge and Class B and
Class C shares are sold without an initial sales charge but are subject to a
CDSC payable upon certain redemptions.  Class Y shares are sold without an initial sales charge or CDSC and will be available only to investors investing a minimum of $5,000,000 (except for purchases of Class Y shares by the Smith Barney Concert Series Inc., for which there is no minimum purchase amount).  See "Prospectus Summary-Alternative Purchase Arrangements" for a
discussion of factors to consider in selecting which Class of shares to purchase.
_________________________

* Prospectuses dated:

Smith Barney Aggressive Growth Fund Inc.	December 29, 1995
Smith Barney Appreciation Fund Inc.	March 1, 1995
Smith Barney Equity Funds:
	Smith Barney Growth and Income Fund	April 1, 1995
Smith Barney Fundamental Value Fund Inc.	February 1, 1996
Smith Barney Funds, Inc.:
	Equity Income Portfolio	April 28, 1995
	Short-Term U.S. Treasury Securities Portfolio	April 28, 1995
Smith Barney Income Funds
	Smith Barney High Income Fund	November 28, 1995
	Smith Barney Utilities Fund	November 28, 1995
	Smith Barney Premium Total Return Fund	November 28, 1995
	Smith Barney Convertible Fund	November 28, 1995
	Smith Barney Diversified Strategic Income Fund	November 28, 1995
Smith Barney Investment Funds Inc.
	Smith Barney Managed Growth Fund	May 1, 1995
	Smith Barney Special Equities Fund	March 1, 1995
	Smith Barney Government Securities Fund	March 1, 1995
	Smith Barney Investment Grade Bond Fund	March 1, 1995
Smith Barney Managed Governments Fund Inc.	November 29, 1995
Smith Barney Money Funds, Inc.
	Cash Portfolio	April 28, 1995
Smith Barney World Funds, Inc.
	International Equity Portfolio	March 27, 1995
	Emerging Markets Portfolio	November 30, 1995
	International Balanced Portfolio	November 7, 1994
	Global Government Bond Portfolio	February 28, 1995

FD 01085